General information and basis of preparation	12 Months Ended
Jun. 30, 2021
General information and basis of preparation
General information and basis of preparation

1 General information and basis of preparation

1.1 General information

MINISO Group Holding Limited (the “Company”) was incorporated in the Cayman Islands on January 7, 2020, as an exempted company with limited liability under the Companies Law, Cap.22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The Company completed its initial public offering (“IPO”) on October 15, 2020 and the Company’s American Depositary Shares (“ADSs”) have been listed on the New York Stock Exchange since then. Each ADS of the Company represents four ordinary shares.

The Company and its subsidiaries (together, the “Group”) are principally engaged in the retail and wholesale of lifestyle products across the People’s Republic of China (“PRC”) and other countries in Asia, America, and Europe, etc. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries.

1.2 Reorganization and basis of presentation

As discussed in Note 1.1, the Group is engaged in the retail and wholesale of lifestyle products in the PRC (the “China Business”) and other countries in Asia, America, and Europe, etc. (the “Overseas Business”). The China Business together with the Overseas Business are referred to as the “Relevant Businesses”. To rationalize the corporate structure and in preparation for the Company’s IPO, the Group underwent a corporate reorganization (the “Reorganization”) to succeed all of the Relevant Businesses. Prior to the Reorganization, the Relevant Businesses were conducted through a number of entities as to which there was no single holding entity but which were separately owned by entities directly or indirectly controlled by Mr. Ye Guofu and his spouse Ms. Yang Yunyun (the “Controlling Shareholders”).

The Reorganization principally involved the following steps:

(a)   Reorganization of the China Business

The China Business was historically conducted through various entities, including MINISO Corporation (the “predecessor entity”), two subsidiaries of the predecessor entity, and some other entities (the “Other Entities”). These entities did not have a single holding entity but were separately owned by entities directly or indirectly controlled by the Controlling Shareholders.

i)	On October 18, 2017, the Controlling Shareholders and Mr. Li Minxin (the “Founders”) established MINISO (Guangzhou) Co., Ltd. (“MINISO Guangzhou”), which later became one of the main operating subsidiaries and an investment holding entity of the Group in mainland China. MINISO Guangzhou established certain domestic subsidiaries subsequently.
ii)	Starting from November 2017 through November 2018, the business which was originally conducted by the predecessor entity and the related assets and liabilities were gradually transferred to MINISO Guangzhou and its subsidiaries. During the same period, MINISO Guangzhou also acquired the two subsidiaries of the predecessor entity and 100% equity interests in the Other Entities.
iii)	On December 1, 2018, the reorganization of the China Business had been completed and the remaining assets and liabilities of the predecessor entity upon the completion of the reorganization (see below) were treated as deemed distribution to the equity shareholders at historical cost basis and were not included in the Group’s consolidated financial statements since then.

As of
December 1, 2018
RMB’000
Assets
Current assets
Amounts due from the controlling shareholder	501,799
Other receivables	9,392
Non-current assets
Intangible assets	916
Total assets	512,107
Liabilities
Other payables	12,950
Current taxation	5,297
Total liabilities	18,247
Net assets distributed in connection with the Reorganization	493,860

(b)   Reorganization of the Overseas Business

The Overseas Business was historically conducted through certain overseas entities as to which there was no single holding entity but which were separately owned by entities directly or indirectly controlled by the Controlling Shareholders (together, the “Overseas Entities”).

i)	On January 23, 2018, MINISO Hong Kong Limited (“MINISO HK”) was incorporated in Hong Kong as a wholly owned subsidiary of MINISO Guangzhou, which was mainly engaged in product sales to overseas distributors.
ii)	During the period from July 2018 to December 2018, MINISO HK acquired the equity interests of the Overseas Entities at an aggregate consideration of approximately RMB133,394,000. Since then, MINISO HK became an intermediate holding company of the subsidiaries conducting the Overseas Business and MINISO Guangzhou became the ultimate holding company of the Group.

(c)   Establishment of offshore holding structure

i)	On January 7, 2020, the Company was incorporated in the Cayman Islands.
ii)	On January 16, 2020 and January 26, 2020, MINISO Universal Holding Limited and MINISO Development Hong Kong Limited (“MINISO Development HK”) were incorporated in the British Virgin Islands (“BVI”) and Hong Kong, directly or indirectly owned by the Company.
iii)	On March 18, 2020, MINISO Development HK acquired 100% of equity interests of MINISO Guangzhou and became an intermediate offshore holding company of the Group’s operations in mainland China.

Upon completion of the above steps of Reorganization in March 2020, the Company became the holding company of the companies now comprising the Group. All companies now comprising the Group and the predecessor entity that took part in the Reorganization were under the common control by the Controlling Shareholders before and after the Reorganization. The control was not transitory and consequently, there was a continuation of the risks and benefits to the Controlling Shareholders. The Reorganization of the China Business and the Overseas Business was treated as business combination under common control. The establishment of offshore holding structure was treated as a recapitalization of the operating entity. The consolidated financial statements have been prepared in a manner similar to a pooling of interest as if the Relevant Businesses had been always operated by the companies now comprising the Group and the Reorganization had been completed at the beginning of the reporting periods. The assets and liabilities included in the consolidated financial statements were recognized and measured at the historical costs from the perspective of the Controlling Shareholders.

The consolidated statements of profit or loss, profit or loss and other comprehensive income, cash flows and changes in equity for the year ended June 30, 2019 included the results and operations of the predecessor entity and the companies now comprising the Group. The consolidated statements of profit or loss, profit or loss and other comprehensive income, cash flows and changes in equity for the years ended June 30, 2020 and 2021 included the results and operations of the companies now comprising the Group. The consolidated statements of financial position as of June 30, 2020 and 2021 included the financial position of the companies now comprising the Group.

Since the Company did not exist prior to June 30, 2019, the Company’s consolidated results of operations for the year ended June 30, 2019 represent the continuation of the combined financial statements of the predecessor entity and the companies now comprising the Group.

(d)   Discontinued operations

As part of the Reorganization, in May 2019, the board of directors approved a plan to dispose the NOME Business, Minihome Business, MINISO African Business and MINISO German Business within one year. These discontinued operations were disposed of during the period from December 2019 to April 2020. See Note 5 for details.

1.3 Subsidiaries

Set out below was a list of the Company’s principal subsidiaries as at June 30, 2021:

	Date and place of	Group’s effective
	incorporation /	interest
Company name	establishment	(direct or indirect)	Principal activities
MINISO Universal Holding Limited	January 16, 2020 BVI	100%	Investment holding
MINISO Global Holding Limited	January 16, 2020 Hong Kong	100%	Investment holding
MINISO Development HK	January 26, 2020 Hong Kong	100%	Investment holding and wholesale of lifestyle products
MINISO Investment Hong Kong Limited	November 13, 2017 Hong Kong	100%	Investment holding
MINISO Guangzhou	October 18, 2017 PRC	100%	Wholesale and retail of lifestyle products
MINISO (Hengqin) Enterprise Management Co., Ltd.	December 12, 2017 PRC	100%	Brand licensing
MINISO International (Guangzhou) Co., Ltd.	May 16, 2017 PRC	100%	Wholesale of lifestyle products
MINISO Youxuan Technology (Guangzhou) Co., Ltd.	August 15, 2017 PRC	100%	Online sales of lifestyle products
MINISO HK	January 23, 2018 Hong Kong	100%	Wholesale of lifestyle products
Pt. MINISO Lifestyle Trading Indonesia	January 11, 2017 Indonesia	67%	Wholesale and retail of lifestyle products
MINISO Life Style Private Limited	June 22, 2017 India	100%	Wholesale and retail of lifestyle products
USA MINISO Depot Inc.	August 12, 2016 United States	100%	Wholesale and retail of lifestyle products
MIHK Management Inc.	October 17, 2018 Canada	100%	Wholesale and retail of lifestyle products
TOP TOY (Guangdong) Technology Co., Ltd.	September 7, 2021 PRC	100%	Wholesale and retail of art toys